Shareholders' Equity (Details) - Schedule of summarizes the movement in share capital - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the Movement in Share Capital [Abstract]
Issued and paid-in share capital as at January 1	11,781,963	10,943,534
Issued for services during the period		85,449
Vested RSU	467,479	107,980
ATM shares	3,600
Exercise of share warrants and options during the year	126,000	645,000
Issuance of shares	1,330,000
Exercise of Pre-Funded warrants	1,670,000
Issued and paid-in share capital as at December 31	15,379,042	11,781,963